Net (Loss)/Income Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Numerator:
Net loss attributable to the Company’s ordinary shareholders	$ 728	$ (3,402)
Numerator for basic net (loss)/income per share calculation	728	(3,402)
Numerator for diluted net (loss)/income per share calculation	$ 728	$ (3,402)
Denominator:
Weighted average number of ordinary shares	102,009,359	102,432,043
Net (loss)/income attributable to the Company’s ordinary shareholders per ordinary share
Basic	$ 0.01	$ (0.03)
Diluted	0.01	(0.03)
Net (loss)/income attributable to the Company’s ordinary shareholders per ordinary share
Basic	0.01	(0.03)
Diluted	$ 0.01	$ (0.03)